Note 12 - Derivative Financial Instrument And Fair Value - Interest Rate Swap (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Derivative Instruments [Table Text Block]
Instruments	Balance Sheet location	Assets	Liabilities
Interest rate swap	Current liabilities	$-	$214,311
Interest rate swap	Long-term liabilities	-	984,860

Gain Loss On Derivative Instruments Not Designated As Hedging Instruments In Financial Statements [TableText Block]
Instrument	Statement of operations location	Six months ended June 30, 2012
Interest rate swap	Other income (expense)	$186,672

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Instruments	Balance Sheet location	Assets	Liabilities
Interest rate swap	Current liabilities	$-	$199,946
Interest rate swap	Long-term liabilities	-	812,553

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
Instrument	Statement of operations location	Year Ended December 31, 2011
Interest rate swap	Other income (expense)	$(5,214)